UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Wilson/Bennett Capital Management, Inc.
Address: 	201 N. Union Street, Suite 230
		Alexandria, VA 22314


13F File Number: 28-5872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John W. Fisher
Title:	President
Phone:	(703) 837-0150

Signature, Place, and Date of Signing:

	___________________________ 			Alexandria, VA
	August 8, 2000
	[Date]	[Signature]				[City, State]



Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



	FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	 0

Form 13F Information Table Entry Total:	174

Form 13F Information Table Value Total:	324,158,493
List of Other Included Managers: None

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



Wilson/Bennett Capital Management, Inc.
PORTFOLIO APPRAISAL
Master Portfolio Listing
June 30, 2000

                                                                         Market
Security                                     TypeQuantity     Cusip      Value
--------------------------                   -----------------------------------
------
COMMON STOCK
------------
ADOBE SYSTEMS                                com      160   00724F101
$20,800
ALLSTATE                                     com    39028   020002101
$868,373
ALUMINUM CO OF AMERICA                       com      584   022249106
$16,936
AMBAC FINANCIAL GROUP, INC.                  com       30   023139108
$1,644
AMERICAN EXPRESS                             com     1794   025816109
$93,512
AMERICAN GENERAL CORP                        com      245   026351106
$14,945
AMERICAN HOME PRODUCTS                       com     1125   026609107
$66,094
AMERICAN INTERNATIONAL GP                    com     4964   026874107
$583,270
AMERICAN ONLINE INC                          com      150   02364J104
$7,903
AMERICAN TOWER SYSTEMS                       com      100   029912201
$4,169
AMR CORP DE                                  com       25   001765106
$661
ANHEUSER BUSCH CO INC                        com      400   035229103
$29,875
ASSOCIATES FIRST CAPITAL CORP CLASS A        com     3966   046008108
$88,491
AT&T                                         com   917002   001957109
$29,000,193
AT&T LIB MEDIA GROUP CLASS A                 com     1990   001957208
$48,258
AUTO DATA PROC                               com      140   053015103
$7,499
AVON PRODUCTS INC.                           com      120   054303102
$5,340
Annuity And Life Resources Holdings (u K)    com      150   G03910109
$3,675
BANK OF AMERICA CORPORATION                  com     1867   060505104
$80,281
BANK OF NEW YORK                             com      402   064057102
$18,693
BAXTER INTERNATIONAL                         com      123   071813109
$8,648
BB&T CORPORATION                             com      270   054937107
$6,446
BCE INC                                      com       63   05534B109
$1,500
BEAR STEARNS COMPANIES INC                   com      180   073902108
$7,493
BELL ATLANTIC                                com    18782   077853109
$954,313
BELL SOUTH                                   com    10391   079860102
$442,916
BERKSHIRE HATHAWAY CLASS B                   com        4   084670207
$7,040
BOEING COMPANY                               com     1555   097023105
$65,018
BRISTOL MEYERS                               com    10847   110122108
$631,838
BURLINGTON NO SANTA FE CP                    com      404   12189T104
$9,267
BURLINGTON RESOURCES INC                     com      502   122014103
$19,202
Bank One Corporation                         com     5926   06423A103
$157,409
CAMBRIDGE TECH PARTNERS                      com      380   132524109
$3,313
CATERPILLAR                                  com   764521   149123101
$25,898,142
CHASE MANHATTAN                              com    10476   16161A108
$482,528
CHEVRON                                      com    83944   166751107
$7,119,514
CIGNA CORP                                   com      332   125509109
$31,042
CISCO SYSTEMS INC                            com     3496   17275R102
$222,215
CITIGROUP                                    com   374076   172967101
$22,538,079
COCA COLA                                    com    18580   191216100
$1,067,189
COMDISCO INC                                 com      400   200336105
$8,925
COMPAQ COMPUTER CORP                         com      200   204493100
$5,113
COMPUTER ASSOC INTL INC                      com      140   204912109
$7,166
CONOCO, INC. CLASS B                         com     1628   208251405
$39,978
CONSECO INC                                  com     1500   208464107
$14,625
COUNTRYWIDE CREDIT                           com       80   222372104
$2,425
CRESCENT REAL EST EQUITIES CO                com       90   225756105
$1,845
DAIMLER CHRYSLER                             com      259   D1668R123
$13,484
DEERE & CO.                                  com      169   244199105
$6,253
DELPHI                                       com   167980   247126105
$2,446,209
DELTA AIRLINES                               com      246   247361108
$12,438
DIAMONDS TR UNIT SER 1                       com     1080   252787106
$112,725
DORAL FINANCIAL CORPOR                       com      400   25811P100
$4,575
DUPONT                                       com   658905   263534109
$28,827,075
EASTMAN KODAK                                com   381019   277461109
$22,670,647
ECLIPSYS CORPORATION                         com      105   278856109
$788
EL PASO ENERGY CO                            com      238   283905107
$12,123
ELECTRONIC DATA SYSTEM                       com      150   285661104
$6,188
EMERSON ELECTRIC CO                          com       90   291011104
$5,434
EXXON MOBIL                                  com   321006   30231G102
$25,198,958
Energizer Hldgs                              com      305   29266R108
$5,566
FANNIE MAE                                   com     6343   313586109
$331,025
FEDERAL HOME LOAN MORTGAGE CORPORATION       com      180   313400301
$7,290
FEDERATED DEPARTMENT STORES                  com       76   31410H101
$2,565
FIRST UN CORP                                com     1186   337358105
$29,428
FIRSTAR CORP NEW                             com     1432   324567106
$30,162
FLEET BOSTON CORP.                           com     1286   339030108
$43,724
FORD MOTOR CO.                               com     8112   345370100
$348,816
GENERAL ELECTRIC                             com   160241   369604103
$8,492,799
GENERAL MOTORS                               com   413659   370442105
$24,018,047
GENERAL MOTORS CLASS H                       com   141616   370442832
$12,426,770
GILLETTE CO                                  com      200   375766102
$6,988
GTE                                          com      823   362320103
$51,232
GUIDANT CORP                                 com      120   401698105
$5,940
HALLIBURTON                                  com      613   406216101
$28,926
HANSON PLC                                   com       24   411352404
$846
HEINZ H J CO                                 com      150   423074103
$6,563
HEWLETT PACKARD CO                           com      563   428236103
$70,305
HONEYWELL INTERNATIONAL, INC.                com      150   438516106
$5,053
HOUGHTON MIFFLLIN CO                         com      200   441560109
$9,338
Home Depot Inc                               com     2139   437076102
$106,816
IBM                                          com     1218   459200101
$133,447
ICN PHARMACEUTICALS INC NEW                  com      130   448924100
$3,616
IMPERIAL OIL LTD. NEW CANADA                 com     2400    45303840
$58,500
IMPERIAL TOBACCO                             com       50   453142101
$969
INGERSOLL RAND                               com      151   456866102
$6,078
INTEL CORP                                   com    15658   458140100
$2,093,279
INTERNATIONAL PAPER                          com      170   460146103
$5,068
JOHNSON & JOHNSON                            com     1553   478160104
$158,212
JP MORGAN                                    com   143576   616880100
$15,811,254
KANSAS CITY SOUTHER                          com       75   485170104
$6,652
KIMBERLY CLARK CORP.                         com      125   494368103
$7,172
KINARK                                       com     7000     49447410
$8,750
LL&E ROYALTY TRUST UBI                       com      165   502003106
$516
LUCENT TECHNOLOGIES                          com    17972   549463107
$1,064,841
MANAGED HIGH INCOME                          com       11   56166C105
$95
MAY DEPARTMENT STORES                        com       90   577778103
$2,160
MCDONALDS CORPORATION                        com     1050   580135101
$34,584
MELLON FINANCIAL CORPORATION                 com     2400     58550910
$87,450
MERCK                                        com    17598   589331107
$1,348,447
MERRILL LYNCH & CO INC                       com      502   590188108
$57,730
MICROSOFT CORP                               com      600   594918104
$48,000
MINNESOTA MINING & MFG CO                    com   435845   604059105
$35,957,213
MORGAN STANLEY DEAN WITTER                   com       70   617446448
$5,828
NABISCO HOLDING CORP CL A                    com      140   629526104
$7,350
NEW HORIZONS WORLDWIDE                       com      125   645526104
$2,904
NOKIA                                        com     1600   654902204
$79,900
NORTEL NETWORKS CORP NEW                     com       98    65656810
$6,689
NUVEEN DIVID ADVANTAGE MUNICIPAL FUND SBI    com     1370   67066V101
$16,783
NUVEEN TEX QUALITY INCOME MUNI FD            com     1000   670983105
$12,750
National Data Corp                           com      100   635621105
$2,300
PEPSICO INCORPORATED                         com      600   713448108
$26,663
PFIZER, INC.                                 com    29488   717081103
$1,415,400
PHARMACIA CORP COM                           com      400   71713U102
$20,675
PHILIP MORRIS                                com   588373   718154107
$15,628,660
PHILIPS ELEC (NTHRLNDS)                      com      124   718337504
$5,890
PHILLIPS PETROLEUM                           com      200   718507106
$10,138
PRAZAIR INC                                  com       72   74005P104
$2,696
PROCTER & GAMBLE                             com    17242   742718109
$987,105
PUBLIC SVC NEW MEXICO                        com        4   744499104
$62
RAYTHEON                                     com       34   755111309
$661
RAYTHEON COMPANY CLASS B                     com     1000   755111408
$19,250
REDHOOK ALE                                  com      400   757473103
$688
ROYAL DUTCH                                  com      475   780257804
$29,242
SABRE HOLDINGS CP                            com       18    78590510
$513
SAFEWAY INC                                  com      510   786514208
$22,950
SBC COMMUNICATIONS, INC.                     com   506561   78387G103
$21,908,758
SCHERING PLOUGH                              com     2520   806605101
$127,260
SCHLUMBERGER LTD                             com       36   806857108
$2,687
SEARS                                        com      325   812387108
$10,603
SHARED MEDICAL SYS                           com       50   819486101
$525
SIERRA PAC. RES. CORP NEW                    com      189   826482810
$2,374
SMITHKLINE BEECHUM                           com      550   832378301
$35,853
SPRINT                                       com      235   852061100
$11,985
SPYDER                                       com      926   78462F103
$134,530
ST. PAUL COMPANIES                           com       56   792860108
$1,911
STAPLES INC                                  com      705   855030102
$10,839
STAR TEK                                     com      200   85569C107
$10,075
STARBUCKS                                    com     1600   855244109
$61,100
STORMEDIA INC CL A                           com     1400   862221108
$1
SYMANTEC CORP                                com      120   871503108
$6,473
Sealed Air pfd Cl A                          com      464   81211k209
$23,490
TELMEX                                       com      400   879403780
$22,850
TEXACO                                       com   154792   881694103
$8,242,674
TEXAS INSTRUMENTS                            com      712   882508104
$48,906
THERAGENICS CORP                             com     2000   883375107
$17,125
TIME WARNER INC                              com      594   887315109
$45,144
TORCHMARK                                    com      200   891027104
$4,900
TRANSOCEAN OFFSHORE INC                      com      107   893817106
$5,718
TYCO INTERNAIONAL LIMITED NEW                com    15692   902124106
$743,409
U S WEST INCORPORATED                        com      333   91273H101
$28,555
UNION PACIFIC RESOURCES GROUP                com      722   907834105
$15,884
UNITED PARCEL SERVICE CL B                   com      250   911312106
$14,750
UNITED TECHNOLOGIES CORP.                    com     3428   913017109
$201,824
US BANCORP DEL                               com     1000   902973106
$19,250
US INDUSTRIES                                com        7   912080108
$85
UTD HEALTHCARE CORP                          com       55   910581107
$4,716
VERITAS SOFTWARE CO COM                      com     3995   923436109
$451,497
VIACOM INC B                                 com       65   925524308
$4,432
VISTEON                                      com      855   92839U107
$10,369
VISUAL NETWORKS, INC.                        com      100   928444108
$2,850
WAL MART STORES INC                          com     2990   931142103
$172,299
WALT DISNEY                                  com     5402   254687106
$209,665
WASHINGTON MUTUAL INC                        com       90   939322103
$2,599
WASHINGTON POST COMPANY CL B                 com       25   939640108
$11,950
WELLS FARGO & CO NEW                         com     1900   949740104
$73,625
WILEY, JOHN & SONS CL A                      com      400   968223206
$9,000
WORLDCOM, INC.                               com    13632    98157D10
$625,368
XEROX CORPORATION                            com      495   984121103
$10,271
XOMA CORP.                                   com     1100   983907106
$4,709
ZEBRA TECHNOLOGY CORP                        com       90   989207105
$3,988
NOVELL, INC.                                 com      800     67000610
7,400
SUN COMMUNITIES INC.                         com    10000     86667410
334,375
BRITISH PETROLEUM AMOCO (ADR)                com     3568     11088940
201,815

$325,158,493